Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Schedule of Other Income
	Year ended December 31,
	2023	2022	2021
Government grant	70,612	1,592	-
Interest income on bank deposits	595	21	4
Other	201	15,023	34,789
	71,408	16,636	34,793